Securities - Summary of Amortized Cost and Fair Value of Debt Securities (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Available-for-sale
Due in one year or less, Amortized Cost	$ 12,299
Due after one through five years, Amortized Cost	22,297
Due after five through ten years, Amortized Cost	25,090
Due after ten years, Amortized Cost	67,889
Total debt securities available-for-sale, Amortized Cost	127,575
Due in one year or less, Fair Value	12,308
Due after one through five years, Fair Value	22,359
Due after five through ten years, Fair Value	25,178
Due after ten years, Fair Value	68,060
Total debt securities available-for-sale, Fair Value	127,905
Held-to-maturity
Due in one year or less, Amortized Cost	0
Due after one through five years, Amortized Cost	0
Due after five through ten years, Amortized Cost	11,786
Due after ten years, Amortized cost	22,033
Amortized Cost, Held to maturity	33,819	$ 38,316
Due in one year or less, Fair Value	0
Due after one through five years, Fair Value	0
Due after five through ten years, Fair Value	11,892
Due after ten years, Fair Value	22,119
Total debt securities held-to-maturity, Fair Value	$ 34,011	$ 38,950